Prepayments - Schedule of Prepayments (Details)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term prepayments
Advance to suppliers for services and inventories	[1]	¥ 400,083		¥ 77,950,037
Long-term prepayments
Prepayment for educational content		¥ 25,471,027	$ 3,489,516	¥ 8,815,919

[1]	Short-term prepayments represent advance to suppliers for purchasing services or inventories.